Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details)	Sep. 10, 2019	Jun. 05, 2019 $ / shares	Mar. 13, 2019 $ / shares
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)		$ 0.10	$ 0.10
Convertible conversion rate		0.01014940	0.01011100
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)		$ 0.10	$ 0.10
Convertible conversion rate	0.02566370	0.02557670	0.02547990